CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and due from banks	$ 62,304	$ 48,017	$ 139,239
Interest-bearing deposits with banks	220,962	199,747	316,473
Federal funds sold	5,609	1,161	11,495
Total cash and cash equivalents	288,875	248,925	467,207
Securities available-for-sale	1,079,935	1,139,347	720,810
Securities held-to-maturity (estimated fair value of $456 and $463 at June 30, 2017 and December 31, 2016, respectively)	425	425	550
Other securities - FRB and FHLB stock	49,551	41,493	56,354
Total securities		1,181,265	777,714
Loans held for sale	49,757	17,822	25,413
Loans	7,716,621	7,432,711	6,916,520
Less: allowance for credit losses	(93,215)	(82,268)	(79,783)
Net loans	7,623,406	7,350,443	6,836,737
Interest receivable	42,128	39,889	35,329
Premises and equipment, net	65,252	66,676	70,395
Other real estate owned	20,718	18,875	35,984
Cash surrender value of life insurance	106,678	105,834	102,825
Net deferred tax asset	77,111	83,662	66,712
Goodwill	317,817	317,817	317,817
Other intangible assets, net	12,444	14,874	21,406
Other assets	77,460	84,806	53,972
Total Assets	9,811,557	9,530,888	8,811,511
Liabilities:
Noninterest-bearing deposits	1,857,809	1,840,955	1,534,433
Interest-bearing deposits	6,072,574	6,175,794	5,452,918
Total deposits	7,930,383	8,016,749	6,987,351
Securities sold under agreements to repurchase	4,980	3,494	5,840
Federal Home Loan Bank advances	175,000	0	370,000
Senior debt	184,485	193,788	193,085
Subordinated debt	98,568	98,441	98,171
Junior subordinated debentures	36,233	35,989	35,449
Other liabilities	77,854	101,929	67,407
Total liabilities	8,507,503	8,450,390	7,757,303
Shareholders' Equity:
Common Stock	836	750	750
Additional paid-in capital	1,036,198	879,665	879,578
Retained earnings	287,699	232,614	166,840
Accumulated other comprehensive (loss) income ("OCI")	(20,679)	(32,531)	7,040
Total shareholders' equity	1,304,054	1,080,498	1,054,208
Total Liabilities and Shareholders' Equity	$ 9,811,557	$ 9,530,888	$ 8,811,511